Notes to the Cash Flow Statement (Tables)	12 Months Ended
Dec. 31, 2017
Statement of cash flows [abstract]
Reconciliation of Liabilities from Financing Activities

Reconciliation of liabilities from financing activities

	Non-cash changes
(in EUR thousands)	31.12.2016	Cash flow	Addition/ retirement	Fair value change	31.12.2017
Non-current financial liabilities	3,597	10,713	(1,922)	(32)	12,356
Repayment of warrant bond 2009/17	3,419	(3,636)	217	-	-
Convertible bond 2016/21	178	-	(99)	-	79
Convertible bond 2017/22	-	4,999	(2,469)	-	2,530
EIB loan	-	9,350	429	(32)	9,747
Current financial liabilities	274	(598)	494	-	170
Interest on warrant bond 2009/17	274	(436)	162	-	-
Interest on convertible bond 2016/21	-	-	5	-	5
Interest on convertible bond 2017/22	-	(66)	146	-	80
Interest on EIB loan	-	(96)	181	-	85
Total financial liabilities	3,871	10,115	(1,428)	(32)	12,526

	Non-cash changes
(in EUR thousands)	31.12.2015	Cash flow	Addition/ retirement	Fair value change	31.12.2016
Non-current financial liabilities	11,230	(3,720)	(3,913)	-	3,597
Warrant bond 2009/17	2,836		69	-	2,905
Repayment of warrant bond 2011/16	8,394	(8,715)	(1,683)	-	(2,004)
Convertible bond 2016/21	-	4,995	(2,299)	-	2,696
Current financial liabilities	830	(841)	274	11	274
Interest on warrant bond 2009/17	394	-	274	-	668
Interest on warrant bond 2011/16	436	(841)	-	-	(405)
Interest on convertible bond 2016/21	-	-	-	11	11
Other interest	-	-	-	-	-
Total financial liabilities	12,060	(4,561)	(3,639)	11	3,871